Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020		Dec. 31, 2019
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	100,000,000	0
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	40,669,373	1,445,065		1,333,711
Common stock, shares outstanding	40,369,373	1,445,065		1,333,711
Common stock, shares authorized		37,669,357		37,669,357
Temporary Equity, Shares Authorized		32,474,428
Temporary Equity, Shares Outstanding		28,453,228
Temporary Equity, Liquidation Preference		$ 134,087
Series A Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001		$ 0.0001
Temporary Equity, Shares Authorized	14,056,840	14,056,840		14,056,840
Temporary Equity, Shares Issued	0	11,563,819		11,563,819
Temporary Equity, Shares Outstanding	0	11,563,819	[1]	11,563,819	[1]
Temporary Equity, Liquidation Preference	$ 0	$ 46,878		$ 46,878
Series B Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001		$ 0.0001
Temporary Equity, Shares Authorized	11,071,448	11,071,448		11,071,448
Temporary Equity, Shares Issued	0	10,154,819		10,154,819
Temporary Equity, Shares Outstanding	0	10,154,819	[1]	10,154,819	[1]
Temporary Equity, Liquidation Preference	$ 0	$ 51,364		$ 51,364
Series C Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001		$ 0.0001
Temporary Equity, Shares Authorized	7,346,140	7,346,140		7,346,140
Temporary Equity, Shares Issued	0	6,734,590		6,734,590
Temporary Equity, Shares Outstanding	0	6,734,590	[1]	6,734,590	[1]
Temporary Equity, Liquidation Preference	$ 0	$ 35,845		$ 35,845

[1]	Historical shares and capital amounts have been retroactively restated for the reverse recapitalization as described in Note 14.